WARRANT LIABILITIES (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 15, 2024 USD ($) $ / shares shares	Oct. 11, 2022 shares	Sep. 02, 2022 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 shares	Sep. 30, 2025 $ / shares	Dec. 20, 2023	Dec. 06, 2023 $ / shares shares	Dec. 03, 2023	Nov. 27, 2023 $ / shares shares	Sep. 30, 2022 shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares	Jul. 22, 2021 shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)															518,750
Term of warrants															5 years
Warrants exchanged (in shares)													84,303	434,445
Warrant exchange ratio													5.40	6.00
Payment for share exchange | $				$ 550
Securities Purchase Agreements
Other Liabilities [Line Items]
Warrants outstanding (in shares)						3,639,893
Number of warrants converted (in shares)	3,639,893
Exercise price of warrants (in USD per share) | $ / shares	$ 0.001
Additional Paid-in Capital
Other Liabilities [Line Items]
Payment for share exchange | $				$ 550	$ 3,104
Warrant | Securities Purchase Agreements
Other Liabilities [Line Items]
Price per share of warrants issued (in USD per share) | $ / shares	4.121
Class A Ordinary Shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)												2
Conversion of shares (in shares)		15,192	86,890
Class A Ordinary Shares | Securities Purchase Agreements
Other Liabilities [Line Items]
Price per share of shares issued (in USD per share) | $ / shares	$ 4.122						$ 4.25
Net proceeds from pre-funded warrants | $	$ 15,000
Private Placement Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)															183,333
Public Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)															335,417
Warrants exercised (in shares)												2
SPAs
Other Liabilities [Line Items]
Warrants outstanding (in shares)						1,702,372
SPAs | Class A Ordinary Shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)									130,662		1,571,710
Term of warrants								5 years		5 years
Exercise price of warrants (in USD per share) | $ / shares									$ 5.74		$ 4.42